Critical Accounting Policies: Key Estimates and Judgments - Additional Information (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2014 USD ($)	Dec. 31, 2017 USD ($) Fields
Disclosure of significant accounting judgments estimates and assumptions [Line Items]
Selling price determination		The Company determines its oil and gas reserves both pursuant to the U.S. Securities and Exchange Commission-SEC and the ANP/SPE (Brazilian Agency of Petroleum, Natural Gas and Biofuels / Society of Petroleum Engineers) criteria. The main differences between the two criteria are selling price of crude oil (ANP/SPE establishes the use of the Company's forecasted price, while SEC determines the use of an average price considering each first day of the last 12 months)
Key assumptions from the business management plan		Projections relating to the key assumptions are derived from the Business and Management Plan for the first five years and consistent with the Strategic Plan for the following years. These assumptions are consistent with market evidence, such as independent macro-economic forecasts, industry commentators and experts. Back testing analysis and feedback process in order to continually improve forecast techniques are also performed.
Number of fields | Fields		179
Period of price inflation index		30 years
Medical cost, period of per capita health care benefits paid over used to project growth rates		Five years
CGU comperj [member]
Disclosure of significant accounting judgments estimates and assumptions [Line Items]
Project postponed year		2014
CGU Second Refining Unit of RNEST [member]
Disclosure of significant accounting judgments estimates and assumptions [Line Items]
Project postponed year		2014
Property, plant and equipment [member]
Disclosure of significant accounting judgments estimates and assumptions [Line Items]
Wrote off capitalized costs | $	$ 2,527	$ 2,527